UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue, 39th Floor

         New York, NY  10022

13F File Number:  28-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer M. Pulick
Title:     Chief Compliance Officer
Phone:     212-380-5821

Signature, Place, and Date of Signing:

     /s/ Jennifer M. Pulick     New York, NY     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $748,051 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104      329    30000 SH       SOLE                    30000        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100      257    10000 SH       SOLE                    10000        0        0
CENTRAL PAC FINL CORP          COM NEW          154760409    14438  1031299 SH       SOLE                  1031299        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     1258    23180 SH       SOLE                    23180        0        0
CHEMTURA CORP                  COM NEW          163893209    70542  3875954 SH       SOLE                  3875954        0        0
CIT GROUP INC                  COM NEW          125581801   114340  2583361 SH       SOLE                  2583361        0        0
COEUR D ALENE MINES CORP IDA   COM NEW          192108504      243    10000 SH       SOLE                    10000        0        0
DYNEGY INC DEL                 COM              26817G300    20804  3361000 SH       SOLE                  3361000        0        0
ENDEAVOUR INTL CORP            COM NEW          29259G200    33672  2234417 SH       SOLE                  2234417        0        0
EXCO RESOURCES INC             COM              269279402   104072  5896407 SH       SOLE                  5896407        0        0
GRAPHIC PACKAGING HLDG CO      COM              388689101     2166   398250 SH       SOLE                   398250        0        0
HEADWATERS INC                 COM              42210P102       63    20000 SH       SOLE                    20000        0        0
JAMES RIVER COAL CO            COM NEW          470355207      417    20000 SH       SOLE                    20000        0        0
KINDRED HEALTHCARE INC         COM              494580103     2136    99500 SH       SOLE                    99500        0        0
LOUISIANA PAC CORP             COM              546347105     1465   180000 SH       SOLE                   180000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    80919  2100728 SH       SOLE                  2100728        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     2134    77322 SH       SOLE                    77322        0        0
MACYS INC                      COM              55616P104     2573    88000 SH       SOLE                    88000        0        0
MOTRICITY INC                  COM              620107102     2894   374400 SH       SOLE                   374400        0        0
MPG OFFICE TR INC              COM              553274101      858   300000 SH       SOLE                   300000        0        0
NEWMONT MINING CORP            COM              651639106      540    10000 SH       SOLE                    10000        0        0
OFFICE DEPOT INC               COM              676220106     7385  1750000 SH       SOLE                  1750000        0        0
QUAD / GRAPHICS INC            COM CL A         747301109    15147   389792 SH       SOLE                   389792        0        0
REGAL BELOIT CORP              COM              758750103     1736    26000 SH       SOLE                    26000        0        0
REGAL ENTMT GROUP              CL A             758766109     2663   215630 SH       SOLE                   215630        0        0
ROCK-TENN CO                   CL A             772739207     1659    25000 SH       SOLE                    25000        0        0
SABRA HEALTH CARE REIT INC     COM              78573L106     2031   121540 SH       SOLE                   121540        0        0
SELECT COMFORT CORP            COM              81616X103     1991   110714 SH       SOLE                   110714        0        0
SEMGROUP CORP                  CL A             81663A105    31039  1209145 SH       SOLE                  1209145        0        0
SILVER STD RES INC             COM              82823L106      267    10000 SH       SOLE                    10000        0        0
SMITH A O                      COM              831865209     1142    27000 SH       SOLE                    27000        0        0
SPECTRUM BRANDS HLDGS INC      COM              84763R101    33725  1053935 SH       SOLE                  1053935        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100      135    25000 SH       SOLE                    25000        0        0
STERLING FINL CORP WASH        COM NEW          859319303    36320  2260155 SH       SOLE                  2260155        0        0
TYCO INTERNATIONAL LTD         SHS              H89128104      494    10000 SH       SOLE                    10000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102     2822    54305 SH       SOLE                    54305        0        0
VALERO ENERGY CORP NEW         COM              91913Y100      511    20000 SH       SOLE                    20000        0        0
VISTEON CORP                   COM NEW          92839U206   148553  2227884 SH       SOLE                  2227884        0        0
WABASH NATL CORP               COM              929566107     2249   240000 SH       SOLE                   240000        0        0
WELLPOINT INC                  COM              94973V107     2062    26183 SH       SOLE                    26183        0        0